Acquisitions and Divestitures - Pro Forma Financial Information (Details) - Pacific Drilling - Noble Finance Company [Member] $ / shares in Units, $ in Thousands	11 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Business Acquisition [Line Items]
Revenue | $	$ 792,999
Net income | $	$ 69,966
Net income per share, Basic (in USD per share) | $ / shares	$ 1.05
Net income per share, Diluted (in USD per share) | $ / shares	$ 0.98